COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2021 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	23.3%
BANKS	4.7%
Dime Community Bancshares, Inc., 5.50%(a)		56,453	$1,450,842
First Horizon Corp., 4.70%, Series F(a)		58,000	1,514,380
First Republic Bank/CA, 4.00%, Series M(a)		54,958	1,336,579
Huntington Bancshares, Inc., 5.70%, Series C(a)		25,451	674,451
JPMorgan Chase & Co., 4.20%, Series MM(a)		46,331	1,169,858
Merchants Bancorp/IN, 6.00%, Series C(a)		85,000	2,256,750
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		10,824	309,999
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		52,939	1,504,526
Signature Bank/New York NY, 5.00%, Series a(a)		44,860	1,170,846
Texas Capital Bancshares, Inc., 5.75%, Series B(a)		84,175	2,219,695
Wells Fargo & Co., 4.25%, Series DD(a)		26,384	660,655
Western Alliance Bancorp, 4.25% to 9/30/26, Series A(a),(b)		43,675	1,134,240

			15,402,821

ELECTRIC	2.4%
CMS Energy Corp., 4.20%, Series C(a)		49,016	1,223,440
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		51,232	1,372,505
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		162,000	5,083,560

			7,679,505

ELECTRIC—FOREIGN	0.7%
Brookfield Infrastructure Finance ULC, 5.00%, due 5/24/81 (Canada)		47,325	1,231,396
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		47,732	1,219,553

			2,450,949

FINANCIAL	2.0%
DIVERSIFIED FINANCIAL SERVICES	1.7%
Carlyle Finance LLC, 4.625%, due 5/15/61		17,163	439,716
Federal Agricultural Mortgage Corp., 4.875%, Series G(a)		88,000	2,287,120
KKR Group Finance Co. IX LLC, 4.625%, due 4/1/61		36,789	961,664
Synchrony Financial, 5.625%, Series A(a)		68,051	1,814,240

			5,502,740

INVESTMENT ADVISORY SERVICES—FOREIGN	0.2%
Brookfield BRP Holdings Canada, Inc., 4.625% (Canada)(a)		30,555	787,708

INVESTMENT BANKER/BROKER	0.1%
Charles Schwab Corp./The, 4.45%, Series J(a)		8,418	220,552

TOTAL FINANCIAL			6,511,000

		Shares	Value
INDUSTRIALS—CHEMICALS	1.1%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		14,843	$416,643
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		63,597	1,788,347
CHS, Inc., 7.50%, Series 4(a)		46,527	1,359,054

			3,564,044

INSURANCE	4.1%
LIFE/HEALTH INSURANCE	1.8%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		27,774	823,777
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		22,892	649,446
Athene Holding Ltd., 4.875%, Series D(a)		50,400	1,316,952
Brighthouse Financial, Inc., 5.375%, Series C(a)		88,800	2,360,304
Equitable Holdings, Inc., 5.25%, Series A(a)		21,541	582,253

			5,732,732

PROPERTY CASUALTY	1.0%
Assurant, Inc., 5.25%, due 1/15/61		31,931	862,776
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b)		79,150	2,318,303

			3,181,079

REINSURANCE	0.6%
Arch Capital Group Ltd., 5.45%, Series F(a)		38,520	991,890
Arch Capital Group Ltd., 4.55%, Series G(a)		34,117	893,865

			1,885,755

REINSURANCE—FOREIGN	0.7%
RenaissanceRe Holdings Ltd., 4.20%, Series G (Bermuda)(a)		42,305	1,053,395
SiriusPoint Ltd., 8.00% to 2/26/26, Series B (Bermuda)(a),(b)		48,400	1,373,108

			2,426,503

TOTAL INSURANCE			13,266,069

INTEGRATED TELECOMMUNICATIONS SERVICES	2.6%
Telephone and Data Systems, Inc., 6.625%, Series UU(a)		82,867	2,203,434
Telephone and Data Systems, Inc., 6.00%, Series VV(a)		78,000	1,969,500
United States Cellular Corp., 5.50%, due 3/1/70		61,200	1,618,128
United States Cellular Corp., 5.50%, due 6/1/70		40,319	1,074,501
United States Cellular Corp., 6.25%, due 9/1/69		59,467	1,611,556

			8,477,119

PIPELINES	1.6%
Energy Transfer LP, 7.625% to 8/15/23, Series D(a),(b)		132,638	3,322,582

		Shares		Value
Energy Transfer LP, 7.60% to 5/15/24, Series E(a),(b)		78,522		$1,991,318

				5,313,900

PIPELINES—FOREIGN	0.1%
Enbridge, Inc., 2.983% to 9/1/25, Series 15 (Canada)(a),(b)		21,876		314,340
TC Energy Corp., 3.355% to 11/30/25, Series 11 (Canada)(a),(b)		649		12,318

				326,658

REAL ESTATE	3.3%
DATA CENTERS	0.5%
KKR Real Estate Finance Trust, Inc., 6.50%, Series A(a)		65,000		1,692,600

DIVERSIFIED	0.8%
Urstadt Biddle Properties, Inc., 5.875%, Series K(a)		100,000		2,625,000

HOTEL	0.4%
Pebblebrook Hotel Trust, 6.375%, Series G(a)		46,400		1,185,520

NET LEASE	0.5%
Spirit Realty Capital, Inc., 6.00%, Series A(a)		55,000		1,431,650

OFFICE	0.9%
Brookfield Property Partners LP, 5.75%, Series A(a)		36,050		846,094
Brookfield Property Partners LP, 6.50%, Series A-1(a)		64,780		1,635,695
Brookfield Property Preferred LP, 6.25%, due 7/26/81		20,000		489,200

				2,970,989

RESIDENTIAL—SINGLE FAMILY	0.2%
American Homes 4 Rent, 6.25%, Series H(a)		25,825		694,434

TOTAL REAL ESTATE				10,600,193

UTILITIES—GAS	0.7%
South Jersey Industries, Inc., 5.625%, due 9/16/79		80,580		2,146,651

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$72,202,352)				75,698,909

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	112.7%
BANKS	33.4%
AgriBank FCB, 6.875% to 1/1/24(a),(b)		26,000	†	2,814,500
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a),(b)		$1,399,000		1,460,521
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a),(b)		2,900,000		3,037,750

	Principal Amount		Value
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)	$3,352,000		$3,829,995
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)	1,800,000		2,008,485
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)	4,620,000		5,084,887
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)	2,014,000		2,258,701
Bank of America Corp., 8.05%, due 6/15/27, Series B	1,815,000		2,328,395
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a),(b)	1,026,000		1,059,345
Citigroup Capital III, 7.625%, due 12/1/36	4,115,000		6,084,418
Citigroup, Inc., 3.875% to 2/18/26(a),(b)	4,680,000		4,791,150
Citigroup, Inc., 4.00% to 12/10/25, Series W(a),(b)	650,000		675,155
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)	1,289,000		1,349,551
Citigroup, Inc., 5.90% to 2/15/23(a),(b)	750,000		783,750
Citigroup, Inc., 5.95% to 1/30/23(a),(b)	1,043,000		1,087,979
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)	2,300,000		2,515,625
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)	2,259,000		2,620,914
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)	777,000		875,135
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)	1,200,000		1,285,320
CoBank ACB, 6.125%, Series G(a)	5,000	†	502,500
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)	25,000	†	2,612,500
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)	2,534,000		2,909,615
Comerica, Inc., 5.625% to 7/1/25(a),(b)	1,212,000		1,337,745
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(c)	457,869		655,783
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(c)	1,850,000		2,040,550
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(c)	50,000	†	5,400,000
First Horizon Bank, 3.75% (3 Month US LIBOR + 0.85%, Floor 3.75%), 144A (FRN)(a),(c),(d)	1,537	†	1,312,693
Goldman Sachs Group, Inc./The, 3.65% to 8/10/26, Series U(a),(b)	2,053,000		2,060,699
Goldman Sachs Group, Inc./The, 3.80% to 5/10/26, Series T(a),(b)	990,000		1,015,987
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)	1,020,000		1,100,580
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)	1,398,000		1,644,258
JPMorgan Chase & Co., 3.65% to 6/1/26, Series KK(a),(b)	3,686,000		3,709,037
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)	920,000		941,850
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)	692,000		722,708
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)	4,103,000		4,461,705
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)	608,000		657,400
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)	3,230,000		3,546,944
M&T Bank Corp., 3.50% to 9/1/26(a),(b)	1,166,000		1,160,170
PNC Financial Services Group, Inc./The, 3.40% to 9/15/26, Series T(a),(b)	2,711,000		2,711,000
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)	620,000		693,036

		Principal Amount	Value
SVB Financial Group, 4.00% to 5/15/26, Series C(a),(b)		$2,580,000	$2,647,725
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		1,509,000	1,652,083
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		1,700,000	1,958,400
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		1,819,000	1,964,520
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a),(b)		7,523,000	7,762,796
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		1,987,000	2,219,499
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		470,000	506,131
Wells Fargo & Co., 5.95%, due 12/15/36		1,712,000	2,362,008
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		249,000	340,861

			108,562,359

BANKS—FOREIGN	40.6%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		800,000	997,864
Abanca Corp. Bancaria SA, 7.50% to 10/2/23 (Spain)(a),(b),(e),(f)		1,000,000	1,255,153
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(c),(f)		400,000	466,978
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		800,000	979,796
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(e),(f)		400,000	510,543
Banco de Sabadell SA, 5.75% to 3/15/26 (Spain)(a),(b),(e),(f)		800,000	990,644
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)(a),(b),(e),(f)		400,000	476,063
Banco Santander SA, 4.75% to 11/12/26 (Spain)(a),(b),(f)		2,200,000	2,246,354
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		1,000,000	1,092,788
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(c)		2,300,000	2,466,580
Bank of Ireland Group PLC, 6.00% to 9/1/25 (Ireland)(a),(b),(e),(f)		700,000	902,105
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		1,200,000	1,636,012
Bank of Nova Scotia/The, 3.625% to 10/27/26, due 10/27/81, Series 2 (Canada)(b)		1,000,000	995,448
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)		1,380,000	1,486,950
Barclays PLC, 4.375% to 3/15/28 (United Kingdom)(a),(b),(f)		1,800,000	1,803,240
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(f)		2,000,000	2,216,260
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(f)		1,000,000	1,512,419
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)		200,000	287,503
Barclays PLC, 7.75% to 9/15/23 (United Kingdom)(a),(b),(f)		400,000	437,000
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)		2,600,000	2,938,013
BNP Paribas SA, 4.50% to 2/25/30, 144A (France)(a),(b),(c),(f)		600,000	601,155
BNP Paribas SA, 4.625% to 2/25/31, 144A (France)(a),(b),(c),(f)		800,000	819,000
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(c),(f)		1,180,000	1,281,421
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(c),(f)		765,000	914,033
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(c)		175,000	183,969
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(c),(f)		1,600,000	1,857,112

	Principal Amount	Value
CaixaBank SA, 3.625% to 9/14/28 (Spain)(a),(b),(e),(f)	$400,000	$451,200
Commerzbank AG, 4.25% to 10/9/27 (Germany)(a),(b),(e),(f)	1,200,000	1,403,739
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)	400,000	435,413
Coventry Building Society, 6.875% to 9/18/24 (United Kingdom)(a),(b),(e),(f)	400,000	596,832
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(c),(f)	1,900,000	2,117,075
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(c),(f)	900,000	1,004,833
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(c),(f)	650,000	786,655
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(c),(f)	1,400,000	1,468,250
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(c),(f)	2,600,000	2,860,000
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	500,000	519,620
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(c),(f)	2,800,000	3,104,080
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(c),(f)	2,200,000	2,357,850
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(c),(f)	2,487,000	2,722,758
Danske Bank A/S, 4.375% to 5/18/26 (Denmark)(a),(b),(e),(f)	1,200,000	1,224,775
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(b),(e),(f)	1,600,000	1,802,680
Deutsche Bank AG, 4.789% to 4/30/25 (Germany)(a),(b),(e),(f)	1,000,000	1,010,616
Deutsche Bank AG, 6.00% to 10/30/25 (Germany)(a),(b),(f)	1,400,000	1,480,500
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(f)	1,200,000	1,322,316
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(c)	930,000	1,534,779
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a),(b),(f)	2,400,000	2,405,280
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a),(b),(f)	2,000,000	2,197,500
HSBC Holdings PLC, 6.375% to 9/17/24 (United Kingdom)(a),(b),(f)	967,000	1,046,777
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	2,800,000	3,059,826
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	2,500,000	2,820,837
ING Groep N.V., 3.875% to 5/16/27 (Netherlands)(a),(b),(f)	600,000	583,440
ING Groep N.V., 4.25% to 5/16/31, Series NC10 (Netherlands)(a),(b),(f)	400,000	388,960
ING Groep N.V., 4.875% to 5/16/29 (Netherlands)(a),(b),(e),(f)	800,000	834,680
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(f)	1,400,000	1,533,301

	Principal Amount	Value
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	$1,400,000	$1,546,790
ING Groep N.V., 6.75% to 4/16/24 (Netherlands)(a),(b),(e),(f)	1,000,000	1,091,250
Intesa Sanpaolo SpA, 3.75% to 2/27/25 (Italy)(a),(b),(e),(f)	500,000	573,836
Intesa Sanpaolo SpA, 5.50% to 3/1/28, Series EMTN (Italy)(a),(b),(e),(f)	750,000	965,412
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(c),(f)	1,400,000	1,585,346
La Banque Postale SA, 3.00% to 11/20/28 (France)(a),(b),(e),(f)	1,600,000	1,813,057
Lloyds Banking Group PLC, 5.125% to 12/27/24 (United Kingdom)(a),(b),(f)	600,000	849,873
Lloyds Banking Group PLC, 6.413% to 10/1/35, 144A (United Kingdom)(a),(b),(c)	600,000	846,000
Lloyds Banking Group PLC, 6.657% to 5/21/37, 144A (United Kingdom)(a),(b),(c)	1,097,000	1,593,754
Lloyds Banking Group PLC, 6.75% to 6/27/26 (United Kingdom)(a),(b),(f)	2,000,000	2,302,770
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	737,000	825,440
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	1,600,000	1,856,822
Macquarie Bank Ltd./London, 6.125% to 3/8/27, 144A (Australia)(a),(b),(c),(f)	1,200,000	1,316,202
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a),(b),(e),(f)	600,000	895,970
Natwest Group PLC, 4.60% to 6/28/31 (United Kingdom)(a),(b),(f)	1,400,000	1,410,220
Natwest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a),(b),(f)	1,400,000	1,570,282
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)	1,600,000	1,892,104
Nordea Bank Abp, 3.75% to 3/1/29, 144A (Finland)(a),(b),(c),(f)	1,000,000	986,250
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(c),(f)	600,000	690,129
Piraeus Financial Holdings SA, 8.75% to 6/16/26 (Greece)(a),(b),(e),(f)	400,000	472,382
Royal Bank of Canada, 3.65% to 10/24/26, due 11/24/81 (Canada)(b)	1,000,000	786,310
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)	1,800,000	1,506,509
Societe Generale SA, 4.75% to 5/26/26, 144A (France)(a),(b),(c),(f)	1,600,000	1,639,008
Societe Generale SA, 5.375% to 11/18/30, 144A (France)(a),(b),(c),(f)	1,400,000	1,502,382
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(c),(f)	2,560,000	2,884,813

		Principal Amount	Value
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(c),(f)		$2,200,000	$2,429,878
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(c),(f)		1,600,000	1,874,408
Standard Chartered PLC, 4.30% to 8/19/28, 144A (United Kingdom)(a),(b),(c),(f)		800,000	789,000
Standard Chartered PLC, 4.75% to 1/14/31, 144A (United Kingdom)(a),(b),(c),(f)		1,800,000	1,816,875
Standard Chartered PLC, 6.00% to 7/26/25, 144A (United Kingdom)(a),(b),(c),(f)		1,200,000	1,319,292
Standard Chartered PLC, 7.014% to 7/30/37, 144A (United Kingdom)(a),(b),(c)		1,700,000	2,352,477
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(c),(f)		750,000	808,492
Stichting AK Rabobank Certificaten, 19.437% (Netherlands)(a),(e)		982,775	1,640,043
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a),(b),(e),(f)		200,000	212,026
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)		600,000	640,606
UBS Group AG, 3.875% to 6/2/26, 144A (Switzerland)(a),(b),(c),(f)		1,200,000	1,200,768
UBS Group AG, 5.125% to 7/29/26 (Switzerland)(a),(b),(e),(f)		400,000	434,728
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		2,000,000	2,273,750
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(c),(f)		2,400,000	2,619,972
UniCredit SpA, 4.45% to 12/3/27, Series EMTN (Italy)(a),(b),(e),(f)		1,000,000	1,202,078
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		2,200,000	2,408,307

			131,854,586

ELECTRIC	1.7%
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		1,360,000	1,460,368
Duke Energy Corp., 3.25% to 1/15/27, due 1/15/82(b)		832,000	828,628
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(b)		1,000,000	1,009,992
Southern Co./The, 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)		2,132,000	2,177,412

			5,476,400

ELECTRIC—FOREIGN	2.0%
Electricite de France SA, 2.625% to 12/1/27 (France)(a),(b),(e)		1,200,000	1,413,449
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		4,265,000	5,078,570

			6,492,019

		Principal Amount	Value
FINANCIAL	6.4%
CREDIT CARD	1.1%
American Express Co., 3.55% to 9/15/26(a),(b)		$2,890,000	$2,949,173
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		500,000	561,610

			3,510,783

DIVERSIFIED FINANCIAL SERVICES	1.2%
Aircastle Ltd., 5.25% to 6/15/26, 144A(a),(b),(c)		620,000	634,601
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(c)		878,000	916,478
Ares Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51, 144A(b),(c)		1,075,000	1,113,303
ILFC E-Capital Trust I, 3.46% to 12/21/21, due 12/21/65, 144A(b),(c)		1,504,000	1,218,586

			3,882,968

INVESTMENT ADVISORY SERVICES—FOREIGN	0.3%
Julius Baer Group Ltd., 4.875% to 10/8/26 (Switzerland)(a),(b),(e),(f)		800,000	851,569

INVESTMENT BANKER/BROKER	3.5%
Charles Schwab Corp./The, 4.00% to 6/1/26, Series I(a),(b)		6,206,000	6,485,270
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		2,081,000	2,149,153
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		2,518,000	2,804,422

			11,438,845

LEASING—FOREIGN	0.3%
AerCap Global Aviation Trust, 6.50% to 6/15/25, due 6/15/45, 144A (Ireland)(b),(c)		900,000	977,013

TOTAL FINANCIAL			20,661,178

FOOD	0.8%
Land O’ Lakes, Inc., 7.00%, 144A(a),(c)		1,100,000	1,169,888
Land O’ Lakes, Inc., 7.25%, 144A(a),(c)		1,190,000	1,282,487

			2,452,375

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 3.446% (3 Month US LIBOR + 3.33%), Series D (FRN)(a),(d)		786,000	771,112

INSURANCE	14.6%
FINANCE	0.4%
Liberty Mutual Group, Inc., 4.125% to 12/15/26, due 12/15/51, 144A(b),(c)		1,148,000	1,180,445

		Principal Amount	Value
LIFE/HEALTH INSURANCE	4.4%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		$2,150,000	$2,338,125
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(c)		1,423,000	1,981,399
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		700,000	823,940
MetLife, Inc., 9.25%, due 4/8/38, 144A(c)		3,909,000	5,956,459
SBL Holdings, Inc., 6.50% to 11/13/26, 144A(a),(b),(c)		1,730,000	1,712,700
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(c)		1,480,000	1,496,650

			14,309,273

LIFE/HEALTH INSURANCE—FOREIGN	2.1%
Achmea BV, 4.625% to 3/24/29 (Netherlands)(a),(b),(e),(f)		600,000	755,653
Ageas, 3.875% to 12/10/29 (Belgium)(a),(b),(e),(f)		400,000	493,473
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(c)		793,000	870,318
Fukoku Mutual Life Insurance Co., 5.00% to 7/28/25 (Japan)(a),(b),(e)		1,220,000	1,348,802
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(e)		951,000	1,045,615
Legal & General Group PLC, 5.625% to 3/24/31 (United Kingdom)(a),(b),(e),(f)		200,000	302,006
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		1,000,000	1,064,101
Rothesay Life PLC, 6.875% to 9/12/28 (United Kingdom)(a),(b),(e),(f)		600,000	939,537

			6,819,505

MULTI-LINE	2.1%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		1,155,000	1,328,250
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(b)		2,772,000	4,107,397
Hartford Financial Services Group, Inc./The, 2.25% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		1,400,000	1,354,503

			6,790,150

MULTI-LINE—FOREIGN	1.2%
Allianz SE, 3.50% to 11/17/25, 144A (Germany)(a),(b),(c),(f)		600,000	608,520
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(c)		1,300,000	1,820,150
AXA SA, 8.60%, due 12/15/30 (France)		400,000	601,774

		Principal Amount	Value
UnipolSai Assicurazioni SpA, 6.375% to 4/27/30 (Italy)(a),(b),(e),(f)		$600,000	$816,134

			3,846,578

PROPERTY CASUALTY	1.9%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		1,805,000	2,112,068
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		1,770,000	1,888,729
Markel Corp., 6.00% to 6/1/25(a),(b)		1,145,000	1,270,091
PartnerRe Finance B LLC, 4.50% to 4/1/30, due 10/1/50(b)		935,000	986,977

			6,257,865

PROPERTY CASUALTY—FOREIGN	1.3%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(e)		1,000,000	1,051,679
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(b),(e)		1,400,000	1,538,600
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(c)		1,600,000	1,788,000

			4,378,279

REINSURANCE	1.2%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		1,580,000	1,686,218
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51, 144A(b),(c)		2,086,000	2,158,536

			3,844,754

TOTAL INSURANCE			47,426,849

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.1%
Vodafone Group PLC, 4.125% to 3/4/31, due 6/4/81 (United Kingdom)(b)		2,900,000	2,938,817
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		500,000	612,039

			3,550,856

OIL & GAS—FOREIGN	2.5%
BP Capital Markets PLC, 4.25% to 3/22/27 (United Kingdom)(a),(b),(e)		600,000	861,351
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		1,470,000	1,570,181

		Principal Amount	Value
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		$5,272,000	$5,808,479

			8,240,011

PIPELINES	0.6%
Energy Transfer LP, 6.50% to 11/15/26, Series H(a),(b)		1,400,000	1,461,418
Energy Transfer LP, 7.125% to 5/15/30, Series G(a),(b)		466,000	489,882

			1,951,300

PIPELINES—FOREIGN	5.1%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		3,400,000	3,850,330
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		1,724,000	1,910,700
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		1,970,000	2,196,993
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		3,007,000	3,326,494
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		4,807,000	5,395,857

			16,680,374

REAL ESTATE—RETAIL—FOREIGN	1.6%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(c)		2,500,000	2,676,875
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(c)		2,500,000	2,689,875

			5,366,750

UTILITIES	2.1%
ELECTRIC	1.9%
Edison International, 5.375% to 3/15/26, Series A(a),(b)		2,320,000	2,401,896
Sempra Energy, 4.875% to 10/15/25(a),(b)		3,520,000	3,828,000

			6,229,896

GAS	0.2%
South Jersey Industries, Inc., 5.02%, due 4/15/31		610,000	664,691

TOTAL UTILITIES			6,894,587

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$341,140,736)			366,380,756

		Shares	Value
SHORT-TERM INVESTMENTS	2.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(g)		6,435,367	$6,435,367

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,435,367)			6,435,367

PURCHASED OPTION CONTRACTS (Premiums paid—$280,333)	0.1%		328,446

TOTAL INVESTMENTS IN SECURITIES(h) (Identified cost—$420,058,788)	138.1%		448,843,478
WRITTEN OPTION CONTRACTS	(0.1)		(166,779)
LIABILITIES IN EXCESS OF OTHER ASSETS	(38.0)		(123,610,713)

NET ASSETS (Equivalent to $27.04 per share based on 12,021,417 shares of common stock outstanding)	100.0%		$325,065,986

Over-the-Counter Option Contracts
Purchased Options Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(i)	Premiums Paid	Value
Option to receive 3-month LIBOR Quarterly, Pay 1.75% Semiannually, maturing 4/5/32	Goldman Sachs International	1.75%	4/1/22	$10,910,000	$182,111	$170,349
Option to receive 3-month LIBOR Quarterly, Pay 1.48% Semiannually, maturing 4/22/32	Goldman Sachs International	1.48	4/20/22	5,290,000	98,222	158,097
				$16,200,000	$280,333	$328,446

Written Options Interest Rate Swaptions
Description	Counterparty	Exercise Rate	Expiration Date	Notional Amount(i)	Premiums Received	Value
Option to pay 3-month LIBOR Quarterly, Receive 2.05% Semiannually, maturing 4/5/32	Goldman Sachs International	2.05%	4/1/22	$(10,910,000)	$(97,292)	$(82,752)
Option to pay 3-month LIBOR Quarterly, Receive 1.78% Semiannually, maturing 4/22/32	Goldman Sachs International	1.78	4/20/22	(5,290,000)	(52,199)	(84,027)
				$(16,200,000)	$(149,491)	$(166,779)

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly)(j)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 30,000,000	0.548%	Monthly	0.083%	Monthly	9/15/25	$276,831	$—	$276,831
39,000,000	1.280	Monthly	0.083	Monthly	2/3/26	(732,266)	(3,623)	(735,889)
40,000,000	0.930	Monthly	0.083	Monthly	9/15/27	406,460	—	406,460
						$(48,975)	$(3,623)	$(52,598)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	2,945,118	USD	2,331,345	10/4/21	$6,145
Brown Brothers Harriman	EUR	2,632,322	USD	3,108,114	10/4/21	58,964
Brown Brothers Harriman	EUR	11,022,785	USD	13,015,153	10/4/21	246,911
Brown Brothers Harriman	EUR	887,718	USD	1,050,880	10/4/21	22,592
Brown Brothers Harriman	EUR	487,783	USD	576,783	10/4/21	11,759
Brown Brothers Harriman	EUR	630,134	USD	739,114	10/4/21	9,199
Brown Brothers Harriman	EUR	1,573,693	USD	1,843,382	10/4/21	20,494
Brown Brothers Harriman	GBP	648,900	USD	891,978	10/4/21	17,650
Brown Brothers Harriman	GBP	3,469,211	USD	4,768,777	10/4/21	94,362
Brown Brothers Harriman	GBP	216,195	USD	298,937	10/4/21	7,636
Brown Brothers Harriman	USD	2,324,243	CAD	2,945,118	10/4/21	957
Brown Brothers Harriman	USD	16,908,079	EUR	14,602,113	10/4/21	6,277
Brown Brothers Harriman	USD	3,048,018	EUR	2,632,322	10/4/21	1,132
Brown Brothers Harriman	USD	366,260	GBP	267,788	10/4/21	(5,442)
Brown Brothers Harriman	USD	874,088	GBP	648,900	10/4/21	240
Brown Brothers Harriman	USD	4,603,634	GBP	3,417,618	10/4/21	1,265
Brown Brothers Harriman	CAD	388,809	USD	307,470	11/2/21	513
Brown Brothers Harriman	CAD	2,970,483	USD	2,343,974	11/2/21	(1,162)
Brown Brothers Harriman	EUR	2,651,949	USD	3,072,190	11/2/21	(1,363)
Brown Brothers Harriman	EUR	14,473,654	USD	16,767,222	11/2/21	(7,439)
Brown Brothers Harriman	GBP	3,388,472	USD	4,564,204	11/2/21	(1,593)
Brown Brothers Harriman	GBP	646,910	USD	871,375	11/2/21	(304)
						$488,793

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $97,817,386 which represents 30.1% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Variable rate. Rate shown is in effect at September 30, 2021.
(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $44,513,440 which represents 13.7% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $122,292,760 which represents 37.6% of the net assets of the Fund (26.9% of the managed assets of the Fund).

(g)	Rate quoted represents the annualized seven-day yield.
(h)	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding in connection with the Fund’s revolving credit agreement.
(i)	Represents the notional amount of the underlying swap contract.
(j)	Based on 1 month LIBOR. Represents rates in effect at September 30, 2021.

Country Summary	% of Managed Assets
United States	54.4
United Kingdom	13.1
Canada	6.6
France	5.6
Switzerland	4.5
Netherlands	2.1
Italy	2.0
Australia	2.0
Spain	1.7
Germany	1.4
Ireland	0.8
Japan	0.7
Denmark	0.7
Hong Kong	0.5
Bermuda	0.5
Other (includes short-term investments)	3.4

100.0%

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Electric	$7,679,505	$6,307,000	$1,372,505	$—
Other Industries	68,019,404	68,019,404	—	—
Preferred Securities—Capital Securities	366,380,756	—	366,380,756	—
Short-Term Investments	6,435,367	—	6,435,367	—
Purchased Option Contracts	328,446	—	328,446	—

Total Investments in Securities(a)	$448,843,478	$74,326,404	$374,517,074	$—

Interest Rate Swap Contracts	$683,291	$—	$683,291	$—
Forward Foreign Currency Exchange Contracts	506,096	—	506,096	—

Total Derivative Assets(a)	$1,189,387	$—	$1,189,387	$—

Interest Rate Swap Contracts	$(735,889)	$—	$(735,889)	$—
Written Option Contracts	(166,779)	—	(166,779)	—
Forward Foreign Currency Exchange Contracts	(17,303)	—	(17,303)	—

Total Derivative Liabilities(a)	$(919,971)	$—	$(919,971)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaption Contracts: The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Centrally Cleared Interest Rate Swap Contracts: The Fund uses interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s option contracts, interest rate swap contracts and forward foreign currency exchange contracts activity for the nine months ended September 30, 2021:

	Purchased Option Contracts(a),(b)	Written Option Contracts(a),(b)	Interest Rate Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$18,075,059	$18,075,059	$109,800,000	$25,237,216

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents seven months for both purchased and written option contracts.

(b)

Notional amount for swaption contracts represents the notional amount of the underlying swap contract. Notional amount for all other option contracts is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.